Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 6,749
Ending balance	6,852	$ 6,749
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	140
Ending balance	244	140
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	605
Ending balance	631	605
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	560
Ending balance	577	560
Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	285
Ending balance	346	285
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,144
Ending balance	1,097	1,144
Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108
Ending balance	129	108
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	140	141
Additions	103
Foreign exchange translation	1	1
Other		(2)
Ending balance	244	140
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,251	1,261
Additions	77
Transfers from work in process	5	19
Disposals	(6)	(53)
Foreign exchange translation	2	6
Other	(4)	18
Ending balance	1,325	1,251
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,283	1,169
Additions	21	32
Transfers from work in process	240	246
Disposals	(140)	(216)
Foreign exchange translation	10	22
Other	(3)	30
Ending balance	1,411	1,283
Gross carrying amount [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	835	836
Additions	11	12
Acquisition through business combination	13
Transfers from work in process	132	62
Disposals	(82)	(96)
Foreign exchange translation	3	9
Other	(12)	12
Ending balance	900	835
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,007	2,845
Additions	50	29
Acquisition through business combination	59
Transfers from work in process	102	187
Disposals	(29)	(78)
Foreign exchange translation	19	32
Other	(39)	(8)
Ending balance	3,169	3,007
Gross carrying amount [member] | Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108	120
Additions	522	511
Transfers from work in process	(479)	(514)
Disposals		(2)
Foreign exchange translation		1
Other	(22)	(8)
Ending balance	129	108
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(646)	(627)
Depreciation	59	51
Disposals	6	50
Foreign exchange translation	1	3
Other	(6)	15
Ending balance	(694)	(646)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(723)	(640)
Depreciation	249	247
Disposals	140	216
Foreign exchange translation	8	16
Other	(6)	36
Ending balance	(834)	(723)
Accumulated depreciation and amortisation [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(550)	(525)
Depreciation	73	91
Disposals	82	88
Foreign exchange translation	2	6
Other	11	16
Ending balance	(554)	(550)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,863)	(1,656)
Depreciation	279	235
Disposals	25	70
Foreign exchange translation	7	16
Other	(52)	26
Ending balance	(2,072)	(1,863)
Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,749
Ending balance	6,852	6,749
Right-of-use lease assets [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,744
Ending balance	3,747	3,744
Right-of-use lease assets [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	163
Ending balance	81	163
Right-of-use lease assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,834	12,419
Additions	1,312	1,049
Acquisition through business combination	298
Disposals	(422)	(807)
Foreign exchange translation	96	174
Other	(189)	(1)
Ending balance	13,929	12,834
Right-of-use lease assets [Member] | Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,893	5,748
Additions	526	385
Acquisition through business combination	226
Disposals	(165)	(331)
Foreign exchange translation	61	103
Other	(109)	(12)
Ending balance	6,432	5,893
Right-of-use lease assets [Member] | Gross carrying amount [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	317	299
Additions	2	80
Disposals		(31)
Other		(31)
Ending balance	319	317
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,085)	(5,205)
Depreciation	1,364	1,275
Disposals	307	567
Foreign exchange translation	39	72
Other	(104)	100
Ending balance	(7,077)	(6,085)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,149)	(1,643)
Depreciation	620	559
Disposals	54	112
Foreign exchange translation	21	31
Other	(51)	28
Ending balance	(2,685)	(2,149)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(154)	(114)
Depreciation	84	92
Disposals		31
Other		(21)
Ending balance	$ (238)	$ (154)